Property and Equipment, Net - Schedule of Depreciation Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Depreciation Property and Equipment [Line Items]
Depreciation	$ 146,161	$ 118,333	$ 97,626
Cost of Sales [Member]
Schedule of Depreciation Property and Equipment [Line Items]
Depreciation	65,283	45,831	41,460
Administrative Expenses [Member]
Schedule of Depreciation Property and Equipment [Line Items]
Depreciation	$ 80,878	$ 72,502	$ 56,166